Skybridge Dividend Value Fund
Skybridge Dividend Value Fund
Investment Objective
The SkyBridge Dividend Value Fund (the "Fund") seeks to achieve total return (including capital appreciation and current income).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class C and Class I shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 10 of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Skybridge Dividend Value Fund	Class A Shares		Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	none	none
Redemption Fee	none		none	none
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of thevalue of your investment):
Annual Fund Operating Expenses - Skybridge Dividend Value Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses	[1]	1.19%	1.94%	0.94%
Fees and/or Expense Recouped	[1]	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.25%	2.00%	1.00%
[1]	SkyBridge Capital II, LLC ("SkyBridge" of the "Adviser") has contractually agreed to reduce its management fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, "Acquired Fund Fees and Expenses," interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis) 1.25% with respect to Class A shares, 2.00% with respect to Class C shares and 1.00% with respect to Class I shares of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Skybridge Dividend Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	695	937	1,197	1,940
Class C Shares	203	615	1,053	2,269
Class I Shares	102	306	526	1,160

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 72.84% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings made for investment purposes) in dividend yielding equity securities. Typically, the Fund will hold approximately 25 to 35 stocks, which are generally reconstituted annually. As of the reconstitution, the first ten stocks will represent the ten highest yielding stocks within the Dow Jones Industrial Average. The Adviser will select the remaining stocks from across the market capitalization spectrum using quantitative and fundamental analyses to identify securities it believes offer an attractive forward rate of return. This broadly consists of, but is not limited to, stock selection using a rules-based process seeking to identify profitable, attractively valued securities with appealing dividend yields.

Once purchased, the Adviser normally employs a "buy and hold" strategy, but will sell a position under certain circumstances at its sole discretion. For example, the Adviser may sell a stock if it exceeds a designated percentage of the Fund's net assets, if its dividend yield falls below certain benchmarks established by the portfolio manager at his or her sole discretion, or if the Adviser believes the forward rate of return becomes less attractive.

After initial purchase, stock weightings will typically fluctuate with the market. The Adviser will manage inflows and outflows (i.e., fluctuations in Fund assets from sales and redemptions of Fund shares) by reference to existing stock weights coupled with its view of a stock's forward rate of return potential.

While many portfolio holdings will have a larger capitalization, the Fund may invest in smaller companies. The Adviser believes smaller companies may provide above average capital appreciation and dividend yield.

The Fund invests in securities of companies operating in a broad range of industries, and will not invest more than 25% of its assets in any single industry. It is anticipated that the Fund will invest in securities of U.S. issuers but may invest in securities of foreign issuers.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments. The Adviser selects securities it believes have appealing dividend yields with attractive value and growth characteristics; however dividend yield by itself is not necessarily an indication of a security's growth or value potential. The Adviser utilizes a long term "buy and hold" strategy that is re-balanced annually and, while it may make periodic adjustments, generally the Adviser will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Adviser is committed to a strategy that is unsuccessful, the Fund may not meet its investment objective. Because the Adviser generally will not use certain techniques for the Fund available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Fund may be more susceptible to general market declines than other mutual funds.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Small- and Mid-Cap Stock Risk: The risk that stocks of smaller- and mid-capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past two calendar years through December 31, 2016 and show how the Fund's average annual total returns for one year and since inception, before and after taxes, compare with those of the S&P 500® Index, a broad measure of market performance. The front-end sales charge on Class A shares is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge was reflected; returns would be less than shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.skybridgecapital.com or by calling the Fund toll-free at (888) 919-6885.

Calendar Year-to-Date Total Return as of June 30, 2017: 1.11% During the periods shown in the chart:
Best Quarter	Worst Quarter
8.41%	-6.45%
December 31, 2015	September 30, 2015

Average Annual Total Returns for the Period Ended December 31, 2016
Average Annual Returns - Skybridge Dividend Value Fund	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class I Shares	13.43%		9.31%		Apr. 07, 2014
Class A Shares	13.10%		7.78%		Jun. 13, 2014
Class C Shares	12.29%		10.41%		Oct. 17, 2014
After Taxes on Distributions | Class I Shares	10.85%		7.69%
After Taxes on Distributions and Sale of Fund Shares | Class I Shares	7.87%		6.66%
S&P 500® Index (reflects no deductions for fees, expenses or taxes) - Class I Shares Comparison	11.96%	[1]	9.64%	[1]	Apr. 07, 2014
S&P 500® Index (reflects no deductions for fees, expenses or taxes) - Class A Shares Comparison	11.96%	[1]	8.12%	[1]	Jun. 13, 2014
S&P 500® Index (reflects no deductions for fees, expenses or taxes) - Class C Shares Comparison	11.96%	[1]	10.41%	[1]	Oct. 17, 2014
[1]	The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares only; after-tax returns for Class A and Class C shares will vary.